Property, plant and equipment - Narrative and Useful life (Details)	Dec. 31, 2025
Minimum
Property, plant and equipment
Property plant and equipment, useful economic life	1 year
Maximum
Property, plant and equipment
Property plant and equipment, useful economic life	10 years
Production tools | Minimum
Property, plant and equipment
Property plant and equipment, useful economic life	8 years
Production tools | Maximum
Property, plant and equipment
Property plant and equipment, useful economic life	10 years
Office equipment and furniture | Minimum
Property, plant and equipment
Property plant and equipment, useful economic life	2 years
Office equipment and furniture | Maximum
Property, plant and equipment
Property plant and equipment, useful economic life	5 years
Production masks
Property, plant and equipment
Property plant and equipment, useful economic life	5 years
Probe cards
Property, plant and equipment
Property plant and equipment, useful economic life	5 years
Licenses
Property, plant and equipment
Property plant and equipment, useful economic life	3 years
Software
Property, plant and equipment
Property plant and equipment, useful economic life	1 year